UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended:   June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

   Name:      Newland Master Fund, Ltd.

Address:  c/o Goldman Sachs (CAYMAN) Trust, Limited
              Harbour Centre, 2nd Floor
              North Church Street, P.O. Box 896
              George Town, Grand Cayman KY1-1103
              Cayman Islands

13F File Number:  028-12803

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

   Name:  Ken Brodkowitz
  Title:  Director
  Phone:  (212) 329-0765


Signature, Place and Date of Signing:


   /s/ Ken Brodkowitz              New York, NY              August 6, 2009
------------------------     ------------------------     ---------------------
      [Signature]                  [City, State]                 [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number          Name
     --------------------          ---------------------------------
       028-12797                     Newland Capital Management, LLC





SK 25958 0002 1018000